Loan Participations Payable, Net	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Loan Participations Payable, Net
Loan Participations Payable, net

The Company's loan participations payable, net were as follows ($ in thousands):

	Carrying Value as of
	December 31, 2016	December 31, 2015
Loan participations payable(1)	$160,251	$153,000
Debt discounts and deferred financing costs, net	(930)	(914)
Total loan participations payable, net	$159,321	$152,086
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(1)
As of December 31, 2016, the Company had three loan participations payable with a weighted average interest rate of 4.8%. As of December 31, 2015, the Company had two loan participations payable with a weighted average interest rate of 4.6%.

Loan participations represent transfers of financial assets that did not meet the sales criteria established under ASC Topic 860 and are accounted for as loan participations payable, net as of December 31, 2016 and 2015. As of December 31, 2016 and 2015, the corresponding loan receivable balances were $159.1 million and $153.0 million, respectively, and are included in "Loans receivable and other lending investments, net" on the Company's consolidated balance sheets. The principal and interest due on these loan participations payable are paid from cash flows of the corresponding loans receivable, which serve as collateral for the participations.